PROVISIONS - Additional Information (Details) £ in Millions	3 Months Ended	6 Months Ended
	Mar. 31, 2026 GBP (£) branch	Jun. 30, 2026 GBP (£)	Jun. 30, 2025 GBP (£)	Apr. 01, 2026 branch cafe employee local	Dec. 31, 2025 GBP (£)	Mar. 31, 2025 branch
Disclosure of other provisions [line items]
Provisions		£ 950			£ 683
Additional provisions		505
Branch Transformation Project
Disclosure of other provisions [line items]
Number of branch closures | branch	14			44		95
Number of branches | branch				305
Number of work cafes with support provided | cafe				6
Number of santander locals | local				111
Branch Transformation Project | Forecast
Disclosure of other provisions [line items]
Number of employees at risk for redundancy | employee				287
Branch Transformation Project | Full service branches
Disclosure of other provisions [line items]
Number of branches | branch				244
Branch Transformation Project | Counter free branches
Disclosure of other provisions [line items]
Number of branches | branch				19
Branch Transformation Project | Reduced hours branches
Disclosure of other provisions [line items]
Number of branches | branch				36
Customer remediation - Motor
Disclosure of other provisions [line items]
Provisions	£ 633	623			461
Additional provisions		179
Restructuring
Disclosure of other provisions [line items]
Provisions		72			21
Additional provisions		95
Restructuring | Branch Transformation Project
Disclosure of other provisions [line items]
Additional provisions	30
Restructuring | Branch Transformation Project | Redundancy provision
Disclosure of other provisions [line items]
Additional provisions	10
Restructuring | Branch Transformation Project | Property provisions
Disclosure of other provisions [line items]
Additional provisions	9
Restructuring | Branch Transformation Project | Impairment of property
Disclosure of other provisions [line items]
Additional provisions	£ 11
Regulatory levies and fees
Disclosure of other provisions [line items]
Provisions		71			£ 6
Additional provisions		83	£ 93
Regulatory levies and fees | Bank of England
Disclosure of other provisions [line items]
Additional provisions		40	39
Operational risk provisions
Disclosure of other provisions [line items]
Additional provisions		48	42
Fraud losses
Disclosure of other provisions [line items]
Additional provisions		£ 33	£ 25